UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                             FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2007

                          Check here if Amendment [ ]
                        This Amendment (check only one)
                             [ ] is a restatement
                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:	              Athena Capital Management Inc.
Address:              50 Monument Rd., Suite 201, Bala Cynwyd, PA 19004
Form 13F File Number: 28-

===============================================================================
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Beth N. Lowson
Title: Attorney-In-Fact for David P. Cohen, President
       of Athena Capital Management Inc.
Phone: (914) 220-1919 for Beth N. Lowson or (484)434-2258 for David P. Cohen


Signature, Place, and Date of Signing:

Athena Capital Management Inc.
  By: Mr. David P. Cohen, President
      By: /s/ Beth N. Lowson
	  Beth N. Lowson
	  White Plains, New York
	  February 14, 2008

Report Type (Check only one):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 	13F NOTICE. (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT. (Check here if a portion of the holdings fo
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Managers: 1
Form 13F Information Table Entry Total: 164
Form 13F Information Table Value Total:120,765,000

List of Other Included Managers:

No.	Name					Form 13F File Number

-----------------------------------------------------------------------------------------------------------------------------------

                       FORM 13F INFORMATION TABLE

----------------------  ---------  ----------  --------  ---------  ----  ----  -------------   ----------  -----------------------
                         TITLE OF               VALUE    SHARES OR  S H/   PUT/  INVSTMT         OTHER          VOTING AUTHORITY

    NAME OF ISSUER       CLASS       CUSIP     (x1000)   PRN AMT    PRN   CALL  DSCRTN          MANAGERS     SOLE    SHARED   NONE
                                                                                                             <F1>
----------------------  ---------  ----------  --------  ---------  ----  ----  --------------  ----------  -------  -------  -----
ACME COMMUNICATIONS     COM        004631107   82        30000      SH          SHARED-OTHER    N/A                  30000
ACME COMMUNICATIONS     COM        004631107   205       75043      SH          SOLE            N/A         75043
AEHR TEST SYSTEMS       COM        00760J108   110       18100      SH          SHARED-OTHER    N/A                  18100
AEHR TEST SYSTEMS       COM        00706J108   110       18100      SH          SOLE            N/A         18100
AEROSONIC CORP DEL      COM PAR    008015307   776       160000     SH          SHARED-OTHER    N/A                  160000
                        $0.40
AEROSONIC CORP DEL      COM PAR    008015307   805       166048     SH          SOLE            N/A         160048
                        $0.40
ALLIANCE FIBER OPTIC    COM        018680108   418       206800     SH          SHARED-OTHER    N/A                  206800
ALLIANCE FIBER OPTIC    COM        018680108   54        26500      SH          SOLE            N/A         26500
AMER CMNTY BANCSHARES   COM        02520W106   76        7950       SH          SHARED-OTHER    N/A                  7950
AMER CMNTY BANCSHARES   COM        02520W106   78        8100       SH          SOLE            N/A         8100
AMERISERV FINANC INC    COM        03074A102   114       41000      SH          SHARED-OTHER    N/A                  41000
AMERISERV FINANC INC    COM        03074A102   31        11200      SH          SOLE            N/A         11200
AMPCO PITTSBURGH CORP   COM        032037103   1430      37500      SH          SHARED-OTHER    N/A                  37500
AMPCO PITTSBURGH CORP   COM        032037103   896       23500      SH          SOLE            N/A         23500
APEX BIOVENTURE ACQ     COM        03753Q105   319       43200      SH          SHARED-OTHER    N/A                  43200
APEX BIOVENTURE ACQ     *W EXP     03753Q113   28        43200      SH          SHARED-OTHER    N/A                  43200
                        06/07/201
APEX BIOVENTURE ACQ     UNIT 99/   03753Q204   309       39600      SH          SHARED-OTHER    N/A                  39600
                        99/9999
APEX BIOVENTURE ACQ     UNIT 99/   03753Q204   524       67200      SH          SOLE            N/A         67200
                        99/9999
APCO ARGENTINA INC      ORD        037489101   176       6400       SH          SHARED-OTHER    N/A                  6400
APCO ARGENTINA INC      ORD        037489101   340       12400      SH          SOLE            N/A         12400
ARISTOTLE CORP          COM NEW    040448201   97        7200       SH          SHARED-OTHER    N/A                  7200
ARISTOTLE CORP          COM NEW    040448201   49        3600       SH          SOLE            N/A         3600
ASTRONICS CORP          COM        046433108   2669      62795      SH          SHARED-OTHER    N/A                  62795
ASTRONICS CORP          COM        046433108   3220      75766      SH          SOLE            N/A         75766
ATRION CORP             COM        049904105   250       2000       SH          SHARED-OTHER    N/A                  2000
ATRION CORP             COM        049904105   800       6400       SH          SOLE            N/A         6400
BCSB BANKCORP INC       COM        054948104   78        12400      SH          SHARED-OTHER    N/A                  12400
BCSB BANKCORP INC       COM        054948104   138       22000      SH          SOLE            N/A         22000
BELO (AH)               COM SER A  080555105   3713      212900     SH          SHARED-OTHER    N/A                  212900
BELO (AH)               COM SER A  080555105   3959      227000     SH          SOLE            N/A         227000
BENEFICIAL MUTUAL       COM        08173R104   242       24916      SH          SOLE            N/A         24916
BANCORP
BREEZE EASTERN CORP     COM        106764103   144       13000      SH          SHARED-OTHER    N/A                  13000
CAMDEN NATIONAL CORP    COM        133034108   2256      79480      SH          SHARED-OTHER    N/A                  79480
CAMDEN NATIONAL CORP    COM        133034108   919       32356      SH          SOLE            N/A         32356
CAPITAL SENIOR LIVING   COM        140475104   91        9200       SH          SHARED-OTHER    N/A                  9200
CAPITAL SENIOR LIVING   COM        140475104   126       12700      SH          SOLE            N/A         12700
CENTURY BANCORP INC     CL A       156432106   533       26450      SH          SHARED-OTHER    N/A                  26450
                        NON VTG
CENTURY BANCORP INC     CL A       156432106   188       9300       SH          SOLE            N/A         9300
                        NON VTG
CFS BANCORP INC         COM        12525D102   263       17900      SH          SHARED-OTHER    N/A                  17900
CFS BANCORP INC         COM        12525D102   110       7500       SH          SOLE            N/A         7500
CHASE CORP              COM        16150R104   4072      161400     SH          SHARED-OTHER    N/A                  161400
CHASE CORP              COM        16150R104   7302      289400     SH          SOLE            N/A         289400
CHINA HEALTHCARE        UNIT 07/   16939Q203   125       20800      SH          SHARED-OTHER    N/A                  20800
ACQ CORP                11/2011
CHINA HEALTHCARE        UNIT 07/   16939Q203   111       18400      SH          SOLE            N/A         18400
                        11/2011
COLUMBUS ACQ CORP       UNIT 99/   198851206   256       31600      SH          SHARED-OTHER    N/A                  31600
                        99/9999
COLUMBUS ACQ CORP       UNIT 99/   198851107   436       53800      SH          SOLE            N/A         53800
                        99/9999
COLUMBUS ACQ CORP       *W EXP     198851115   20        34600      SH          SHARED-OTHER    N/A                  34600
                        05/18/201
CMS BANCORP INC         COM        12600U102   59        6000       SH          SHARED-OTHER    N/A                  6000
CMS BANCORP INC         COM        12600T102   77        7870       SH          SOLE            N/A         7870
CMNTY BANK SYSTM INC    COM        203607106   494       24838      SH          SHARED-OTHER    N/A                  24838
CMNTY BANK SYSTM INC    COM        203607106   105       5304       SH          SOLE            N/A         5304
DAWSON GEOPHYSICAL CO   COM        239359102   2542      35571      SH          SHARED-OTHER    N/A                  35571
DAWSON GEOPHYSICAL CO   COM        239359102   1943      27187      SH          SOLE            N/A         27187
DELUXE CORP             PUT        248019951   1247      37900      SH          SHARED-OTHER    N/A                  37900
DELUXE CORP             PUT        248019951   227       6900       SH          SOLE            N/A         6900
DONEGAL GROUP INC       CL B       257701300   218       11940      SH          SHARED-OTHER    N/A                  11940
DONEGAL GROUP INC       CL B       257701300   191       10487      SH          SOLE            N/A         10487
DONEGAL GROUP INC       CL A       257701201   409       23882      SH          SHARED-OTHER    N/A                  23882
DONEGAL GROUP INC       CL A       257701201   22        1261       SH          SOLE            N/A         1261
DORMAN PRODUCTS INC     COM        258278100   2672      188600     SH          SHARED-OTHER    N/A                  188600
DORMAN PRODUCTS INC     COM        258278100   830       58600      SH          SOLE            N/A         58600
EASTERN CORPORATION     COM        276317104   1236      67400      SH          SHARED-OTHER    N/A                  67400
EASTERN CORPORATION     COM        276317104   992       54075      SH          SOLE            N/A         54075
ECOLOGY & ENVRNMT INC   CL A       278878103   359       32391      SH          SHARED-OTHER    N/A                  32391
ECOLOGY & ENVRNMT INC   CL A       278878103   426       38456      SH          SOLE            N/A         38456
ESB FINANCIAL CORP      COM        26884F102   84        8430       SH          SHARED-OTHER    N/A                  8430
ESB FINANCIAL CORP      COM        26884F102   18        1800       SH          SOLE            N/A         1800
ESCALADE INC            COM        296056104   1695      187899     SH          SHARED-OTHER    N/A                  187899
ESCALADE INC            COM        296056104   675       74811      SH          SOLE            N/A         74811
FOSTER LB CO CL A       COM        350060109   4627      89443      SH          SHARED-OTHER    N/A                  89443
FOSTER LB CO CL A       COM        350060109   993       19189      SH          SOLE            N/A         19189
FOX CHASE BANCORP INC   COM        35137P106   114       10000      SH          SOLE            N/A         10000
GENEVA ACQ CORP         UNIT 99    37185Y203   92        15300      SH          SHARED-OTHER    N/A                  15300
                        /99/9999
GENEVA ACQ CORP         *W EXP     37185Y112   40        122000     SH          SHARED-OTHER    N/A                  122000
                        02/12/201
GENEVA ACQ  CORP        *W EXP     37185Y112   40        120000     SH          SOLE            N/A         120000
                        02/12/201
GETTY REALTY CORP NEW   COM        374297109   1135      42534      SH          SHARED-OTHER    N/A                  42534
GETTY REALTY CORP NEW   COM        374297109   200       7498       SH          SOLE            N/A         7498
GIGA TRONICS INC        COM        375175106   31        13295      SH          SOLE            N/A         13295
GLOBECOMM SYSTEMS INC   COM        37956X103   2587      221100     SH          SHARED-OTHER    N/A                  221100
GLOBECOMM SYSTEMS INC   COM        37956X103   1997      170698     SH          SOLE            N/A         170698
GRANAHAN MCCOURT ACQ    *W EXP     385034111   5         9000       SH          SHARED-OTHER    N/A                  9000
                        10/18/201
GRANAHAN MCCOURT ACQ    *W EXP     385034111   8         13000      SH          SOLE            N/A         13000
                        10/18/201
GREAT LAKES DREDGE      COM        390607109   1274      146100     SH          SHARED-OTHER    N/A                  146100
& DOCK CO
GREAT LAKES DREDGE      COM        390607109   799       91675      SH          SOLE            N/A         91675
& DOCK CO
GTSI CORP               COM        36238K103   1926      195490     SH          SHARED-OTHER    N/A                  195490
GTSI CORP               COM        36238K103   790       80160      SH          SOLE            N/A         80160
HARBOR ACQ CORP         COM        41145X107   251       44000      SH          SHARED-OTHER    N/A                  44000
HARBOR ACQ CORP         COM        41145X107   190       33300      SH          SOLE            N/A         33300
HD PARTNERS ACQ CORP    UNIT 06/   40415K209   50        6200       SH          SHARED-OTHER    N/A                  6200
                        01/2010
HD PARTNERS ACQ CORP    COM        40415K100   290       38800      SH          SHARED-OTHER    N/A                  38800
HD PARTNERS ACQ CORP    COM        40415K100   251       33600      SH          SOLE            N/A         33600
HD PARTNERS ACQ CORP    *W EXP     40415K118   31        38800      SH          SHARED-OTHER    N/A                  38800
                        06/01/201
HD PARTNERS ACQ CORP    *W EXP     40415K118   48        59500      SH          SOLE            N/A         59500
                        06/01/201
HORIZON FINANC CORP     COM        44041F105   87        38470      SH          SHARED-OTHER    N/A                  38470
HORIZON FINANC CORP     COM        44041F105   18        8000       SH          SOLE            N/A         8000
IDEATION ACQ CORP       UNIT 99/   451665202   781       99500      SH          SHARED-OTHER    N/A                  99500
                        99/9999
IDEATION ACQ CORP       UNIT 99/   451665202   671       85500      SH          SOLE            N/A         85500
                        99/9999
INDIA GLOBALIZATION     *W EXP 03  45408X118   137       279500     SH          SHARED-OTHER    N/A                  279500
CAP INC                 /03/2011
INDIA GLOBALIZATION     *W EXP O3  45408X118   100       203500     SH          SOLE            N/A         203500
CAP INC                 /03/2011
INTEGRAL SYSTEMS INC    COM        45810H107   1579      67890      SH          SHARED-OTHER    N/A                  67890
INTEGRAL SYSTEMS INC    COM        45810H107   1836      78930      SH          SOLE            N/A         78930
INVESTORS BANCORP INC   COM        46146P102   170       12000      SH          SOLE            N/A         12000
JK ACQ CORP             COM        47759H106   796       141150     SH          SHARED-OTHER    N/A                  141150
JK ACQ CORP             COM        47759H106   615       109000     SH          SOLE            N/A         109000
JK ACQ CORP             *W EXP     47759H114   170       739800     SH          SHARED-OTHER    N/A                  739800
                        04/10/201
JK ACQ CORP             *W EXP     47759H114   169       733700     SH          SOLE            N/A         733700
                        04/10/201
JOURNAL COMMUNIC INC    CL A       481130102   249       27900      SH          SHARED-OTHER    N/A                  27900
JOURNAL COMMUNIC INC    CL A       481130102   311       34800      SH          SOLE            N/A         34800
K-TRON INT'L INC        COM        482730108   1419      11900      SH          SHARED-OTHER    N/A                  11900
K-TRON INT'L INC        COM        482730108   310       2600       SH          SOLE            N/A         2600
KAPSTONE PAPER          COM        48562P103   565       131949     SH          SHARED-OTHER    N/A                  131949
& PACKAGING CORP
KAPSTONE PAPER          COM        48562P103   657       153601     SH          SOLE            N/A         153601
& PACKAGING CORP
KAPSTONE PAPER          *W EXP 08  48562P111   140       70000      SH          SOLE            N/A         70000
& PACKAGING CORP        /15/2000
KIMCO RELATY CORP       COM        49446R109   819       22500      SH          SHARED-OTHER    N/A                  22500
KOSS CORP               COM        500692108   171       10000      SH          SHARED-OTHER    N/A                  10000
MEDIA & ENTERTAINMENT   UNIT 99/   58439W207   82        10300      SH          SHARED-OTHER    N/A                  10300
HOLDINGS CORP           99/9999
MEDIA & ENTERTAINMENT   UNIT 99/   58439W207   519       64900      SH          SOLE            N/A         64900
HOLDINGS CORP           99/9999
MEDIA & ENTERTAINMENT   COM        58439W108   529       71600      SH          SHARED-OTHER    N/A                  71600
HOLDINGS CORP
MER TELEMANAGEMENT      ORD        M69676100   59        83701      SH          SHARED-OTHER    N/A                  83701
SOLUTIONS
MER TELEMANAGEMENT      ORD        M69676100   25        36000      SH          SOLE            N/A         36000
SOLUTIONS
MERCER INSUR GRP INC    COM        587902107   230       12843      SH          SHARED-OTHER    N/A                  12843
MERCER INSUR GRP INC    COM        587902107   495       27655      SH          SOLE            N/A         27655
MOD-PAC CORP            COM        607495108   186       28581      SH          SHARED-OTHER    N/A                  28581
MOD-PAC CORP            COM        607495108   65        10037      SH          SOLE            N/A         10037
NAVIOS MARITIME         COM        Y62196103   17        1364       SH          SHARED-OTHER    N/A                  1364
NAVIOS MARITIME         COM        Y62196103   417       34000      SH          SOLE            N/A         34000
NORTH AMERICAN INSUR    COM        65687M104   158       20300      SH          SHARED-OTHER    N/A                  20300
LEADERS INC
NORTH AMERICAN INSUR    *W EXP     65687M112   23        43000      SH          SHARED-OTHER    N/A                  43000
LEADERS INC             03/21/201
NORTH AMERICAN INSUR    *W EXP     65687M112   21        38000      SH          SOLE            N/A         38000
LEADERS INC             03/21/201
NORTHWEST BANCORP       COM        667328108   531       20000      SH          SHARED-OTHER    N/A                  20000
NORTHWEST BANCORP       COM        667328108   279       10500      SH          SOLE            N/A         10500
PEERLESS MANUF CO       COM        705514107   7070      171932     SH          SHARED-OTHER    N/A                  171932
PEERLESS MANUF CO       COM        705514107   6579      159990     SH          SOLE            N/A         159990
PROASSURANCE CORP       COM        74267C106   1547      28164      SH          SHARED-OTHER    N/A                  28164
PROASSURANCE CORP       COM        74267C106   659       12000      SH          SOLE            N/A         12000
PROLIANCE INTL INC      COM        74340R104   553       307100     SH          SHARED-OTHER    N/A                  307100
PROLIANCE INTL INC      COM        74340R104   486       269600     SH          SOLE            N/A         269600
PROV & WOR RAILRD CO    COM        743737108   426       25500      SH          SHARED-OTHER    N/A                  25500
PROV & WOR RAILRD CO    COM        743737108   25        1500       SH          SOLE            N/A         1500
REPUBLIC FIRST BANCORP  COM        760416107   263       37862      SH          SHARED-OTHER    N/A                  37862
REPUBLIC FIRST BANCORP  COM        760416107   81        11622      SH          SOLE            N/A         11622
SUPERIOR UNIF GRP INC   COM        868358102   144       14500      SH          SHARED-OTHER    N/A                  14500
20/20 CHINACAP          UNIT 99/   90212G208   442       54000      SH          SHARED-OTHER    N/A                  54000
ACQUIRCO INC            99/9999
20/20 CHINACAP          UNIT 99/   90212G208   376       46000      SH          SOLE            N/A         46000
ACQUIRCO INC            99/9999
T-3 ENERGY SERVICES     COM        87306E107   900       19200      SH          SHARED-OTHER    N/A                  19200
T-3 ENERGY SERVICES     COM        87306E107   1424      30388      SH          SOLE            N/A         30388
TECHE HOLDING CO        COM        878330109   521       13800      SH          SHARED-OTHER    N/A                  13800
TECHE HOLDING CO        COM        878330109   321       8500       SH          SOLE            N/A         8500
TF FINANCIAL CORP       COM        872391107   865       34600      SH          SHARED-OTHER    N/A                  34600
TF FINANCIAL CORP       COM        872391107   227       9088       SH          SOLE            N/A         9088
TRANS INDIA ACQ CORP    UNIT 02/   893237206   120       14700      SH          SHARED-OTHER    N/A                  14700
                        08/2012
TRANS INDIA ACQ CORP    COM        893237107   411       54600      SH          SHARED-OTHER    N/A                  54600
TRANS INDIA ACQ CORP    COM        893237107   405       53900      SH          SOLE            N/A         53900
TRANS INDIA ACQ CORP    *W EXP     893237115   35        54600      SH          SHARED-OTHER    N/A                  54600
                        02/08/201
TRANS INDIA ACQ CORP    *W EXP     893237115   35        53900      SH          SOLE            N/A         53900
                        02/08/201
UNION STREET ACQ CORP   COM        908536105   254       33200      SH          SHARED-OTHER    N/A                  33200
UNION STREET ACQ CORP   COM        908536105   327       42800      SH          SOLE            N/A         42800
UNION STREET ACQ CORP   *W EXP     908836113   18        33200      SH          SHARED-OTHER    N/A                  33200
                        02/05/201
UNION STREET ACQ CORP   *W EXP     908836113   24        42800      SH          SOLE            N/A         42800
                        02/05/201
UNITED ONLINE INC       COM        911268100   152       12900      SH          SHARED-OTHER    N/A                  12900
UNITED ONLINE INC       COM        911268100   202       17100      SH          SOLE            N/A         17100
UNIVERSAL STAINLESS     COM        913837100   1055      29700      SH          SHARED-OTHER    N/A                  29700
& ALLOY
US LIME & MINERAL       COM        911922102   1997      66011      SH          SHARED-OTHER    N/A                  66011
US LIME & MINERAL       COM        911922102   1273      42086      SH          SOLE            N/A         42086
VIRCO MANUFACTURING CO  COM        927651109   1812      246924     SH          SHARED-OTHER    N/A                  246924
VIRCO MANUFACTURING CO  COM        927651109   1824      248468     SH          SOLE            N/A         246468

<F1>
Shares reported as "Sole" under Column 6 "Investment Discretion" are held by Minerva Group, LP, an affiliate of
Athena Capital Management Inc.

===============================================================================



                               POWER OF ATTORNEY


The undersigned does hereby constitute and appoint Stephen J. Nelson, Mary Anne Mayo, Beth N. Lowson Danielle D'Angelo, Daniel Zinn and Steven McNamara, each of The Nelson Law Firm, LLC, One North Broadway, Suite 712, White Plains, NY 10601, signing singly, with full power of substitution, as the true and lawful attorney of the undersigned, and authorizes and designates each of them to sign on behalf of the undersigned, and to file filings and any amendments thereto made by or on behalf of the undersigned in respect of the beneficial ownership of equity securities held by the undersigned, directly, indirectly or beneficially, pursuant to Sections 13(d), 13(g) and 16 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the rules and regulations thereunder. The undersigned acknowledges that the foregoing attorneys-in-fact, in serving in such capacity at the request of the undersigned, are not assuming any of the undersigned's responsibilities to comply with Sections 13(d), 13(g) or 16 of the Exchange Act.

This Power of Attorney shall remain in full force and effect until withdrawn by the undersigned in a signed writing delivered to the foregoing attorneys-in-fact.

IN WITNESS WHEREOF, the undersigned has caused this Power of Attorney to be executed as of this 21st day of September 2007.

						By: /s/ David P. Cohen
						   David P. Cohen